Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	December 31, 2024	December 31, 2023

Cash at bank and on hand (a)	30,608	12,029
Short-term deposits and shares of mutual funds (b)	2,810	4,021
Cash and cash equivalents	33,418	16,050

(a)The increase in cash and cash equivalents is mainly attributable to cash generated by new businesses acquired during 2024 with GPMS in the United Kingdom being the main contributor combined with existing businesses continuing to generate positive cash flows.
(b)Short-term deposits and shares of mutual funds are cash equivalents held for the purpose of meeting short-term cash commitments with maturities of three months or less from the date of acquisition and subject to insignificant risk of changes in value.
The following is the breakdown of cash and cash equivalents by region:

	December 31, 2024	December 31, 2023
Brazil	2,645	1,592
United Kingdom	10,920	760
Chile	6,047	5,948
Uruguay	3,013	390
Colombia	8,674	5,468
Other	2,119	1,892
Balance	33,418	16,050